As Filed with the United States Securities and Exchange Commission on May 19, 2026.
1933 Act Registration No. 002-58287
1940 Act Registration No. 811-02729

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 102	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 103	☒

SHORT-TERM INVESTMENTS TRUST
(Exact Name of Registrant as Specified in Charter)

11 Greenway Plaza, Houston, TX 77046-1173
(Address of Principal Executive Office)
Registrant’s Telephone Number, including Area Code: (713) 626-1919
Melanie Ringold, Esquire
11 Greenway Plaza, Houston, TX 77046
(Name and Address of Agent for Service)

Copy to:
Adrienne Ruffle, Esquire Invesco Advisers, Inc. 225 Liberty Street, 15th FL New York, NY 10281-1087	Matthew R. DiClemente, Esquire Mena M. Larmour, Esquire Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, Pennsylvania 19103-7018

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment.
It is proposed that this filing will become effective (check appropriate box)
_	immediately upon filing pursuant to paragraph (b)
X	on June 17, 2026 pursuant to paragraph (b)
_	60 days after filing pursuant to paragraph (a)
on (date) pursuant to paragraph (a)
_	75 days after filing pursuant to paragraph (a)(2)
_	on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
X	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
This post-effective amendment relates only to the Premier Class of Invesco Stablecoin Reserves Fund series of the Registrant (the “Fund”) as described in the Explanatory Note below. No information relating to the Registrant’s other series is amended or superseded hereby.
EXPLANATORY NOTE
Post-Effective Amendment No. 97 to the Registrant’s Registration Statement under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 98 under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) (“PEA No. 97”), was filed with the U.S. Securities and Exchange Commission via the EDGAR system pursuant to Rule 485(a)(2) under the Securities Act on December 11, 2025, EDGAR Accession No. 0001193125-25-315498, relating to the Premier Class shares of Invesco Stablecoin Reserves Fund (the “Fund”).
Pursuant to Rule 485(b)(1)(iii) under the Securities Act, this Post-Effective Amendment No. 102 to the Registrant’s Registration Statement under the Securities Act (Amendment No. 103 under the Investment Company Act) (“PEA No. 102”) is being filed solely for the purpose of designating June 17, 2026, as the new effective date for PEA No. 97. The effectiveness of PEA No. 97 was delayed previously pursuant to Post-Effective Amendment No. 99, 100 and 101 to the Registrant's Registration Statement filed on February 23, 2026, March 24, 2026 and April 21, 2026, respectively.
The Prospectus and Statement of Additional Information for the Fund’s Premier Class shares included in PEA No. 97 are incorporated by reference into this PEA No. 102.
The Part C of the Registrant’s Registration Statement included in Post-Effective Amendment No. 98 to the Registrant’s Registration Statement under the Securities Act (Amendment No. 99 under the Investment Company Act), filed on December 18, 2025, EDGAR Accession No. 0001104659-25-122428, is incorporated by reference into this PEA No. 102.
SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the city of Houston, Texas, on the 19 day of May, 2026.
SHORT-TERM INVESTMENTS TRUST
By:	/s/ Glenn Brightman
(Glenn Brightman)
Title:	President
Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.
SIGNATURE	TITLE	DATE
/s/ Glenn Brightman	President	May 19, 2026
(Glenn Brightman)	(Principal Executive Officer)
/s/ Beth Ann Brown*	Chair and Trustee	May 19, 2026
(Beth Ann Brown)
/s/ Carol Deckbar*	Trustee	May 19, 2026
(Carol Deckbar)
/s/ Cynthia Hostetler*	Trustee	May 19, 2026
(Cynthia Hostetler)
/s/ Eli Jones*	Trustee	May 19, 2026
(Eli Jones)
/s/ Elizabeth Krentzman*	Trustee	May 19, 2026
(Elizabeth Krentzman)
/s/ Jeffrey H. Kupor*	Trustee	May 19, 2026
(Jeffrey H. Kupor)
/s/ Anthony J. LaCava, Jr.*	Trustee	May 19, 2026
(Anthony J. LaCava, Jr.)
/s/ James Liddy*	Trustee	May 19, 2026
(James Liddy)
/s/ Edward Perkin*	Trustee	May 19, 2026
(Edward Perkin)
/s/ Teresa M. Ressel*	Trustee	May 19, 2026
(Teresa M. Ressel)
/s/ Douglas Sharp*	Trustee	May 19, 2026
(Douglas Sharp)

SIGNATURE	TITLE	DATE
/s/ Daniel S. Vandivort*	Trustee	May 19, 2026
(Daniel S. Vandivort)

/s/ Adrien Deberghes	Senior Vice President &	May 19, 2026
(Adrien Deberghes)	Treasurer (Principal Financial Officer)

/s/ Glenn Brightman		May 19, 2026
(Glenn Brightman)
Attorney-In-Fact

*Glenn Brightman, pursuant to powers of attorney dated February 3, 2026, incorporated herein by reference to Post-Effective Amendment No. 222 to AIM Counselor Series Trust (Invesco Counselor Series Trust) Registration Statement on Form N-1A,  filed on February 20, 2026.